Inventories	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Inventories
9. Inventories

	December 31, 2023	December 31, 2022

Ore stockpiles	$9,856	$10,521
In-process inventory and finished goods	102,884	67,261
Materials and supplies	123,150	121,090
	$235,890	$198,872
In 2023, inventories of $404,734 (2022 – $389,710) were recognized as an expense during the year and included in cost of sales.